Description of Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Basis of Presentation
1.	DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
Description of Business
—biote Corp. (inclusive of its consolidated subsidiaries, the “Company” or “Biote”) is a Delaware incorporated company headquartered in Irving, Texas. The Company was founded in 2012 and trains physicians and nurse practitioners in hormone optimization using bio-identical
hormone replacement pellet therapy in men and women experiencing hormonal imbalance.
Basis of Presentation
—The condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial reporting and therefore do not include all information and disclosures normally included in the annual consolidated financial statements. The condensed consolidated financial statements include the accounts of Biote and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. The Company recognizes noncontrolling interest related to its less-than-wholly-owned subsidiary as equity in the condensed consolidated financial statements separate from the parent entity’s equity. The net loss attributable to noncontrolling interest is included in net income in the condensed consolidated statements of income and comprehensive income.
COVID-19
—As of March 31, 2023 and December 31, 2022, the
COVID-19
pandemic and the related disruptions caused to the global economy did not have a material impact on the Company’s business. Further, global economic conditions have been worsening, with disruptions to, and volatility in, the credit and financial markets in the U.S. and worldwide resulting from the effects of
COVID-19
and otherwise. If these conditions persist and deepen, the Company could experience an inability to access additional capital or its liquidity could otherwise be impacted. If the Company is unable to raise capital when needed or on attractive terms, it would be forced to delay, reduce or eliminate its research and development programs and/or other efforts.
Unaudited Interim Financial Information
—In the opinion of the Company, the accompanying unaudited condensed consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair presentation of its financial position and its results of operations, changes in stockholders’ equity (deficit) and cash flows. The condensed consolidated balance sheet as of December 31, 2022, was derived from audited annual financial statements but does not contain all of the footnote disclosures from the annual financial statements. The accompanying condensed consolidated financial statements and related financial information should be read in conjunction with the audited consolidated financial statements and the related notes thereto for the fiscal year ended December 31, 2022.
Business Combination
—On May 26, 2022 (the “Closing Date”), BioTE Holdings, LLC (“Holdings,” inclusive of its direct and indirect subsidiaries, the “BioTE Companies,” and as to its members, the “Members”) completed a series of transactions (the “Business Combination”) with Haymaker Acquisition Corp. III (“Haymaker”), Haymaker Sponsor III LLC (the “Sponsor”), BioTE Management, LLC, Dr. Gary S. Donovitz, in his individual capacity, and Teresa S. Weber, in her capacity as the Members’ representative (in such capacity, the “Members’ Representative”) pursuant to the business combination agreement (the “Business Combination Agreement”) dated December 13, 2021 (the “Closing”), which is discussed in more detail in Note 3. As a result of the Business Combination, Haymaker was renamed “biote Corp.”
The Business Combination was accounted for as a common control transaction, in accordance with U.S. GAAP. Under this method of accounting, Haymaker’s acquisition of the BioTE Companies was accounted for at their historical carrying values, and the BioTE Companies were deemed the predecessor entity. This method of accounting is similar to a reverse recapitalization whereby the Business Combination was treated as the equivalent of the BioTE Companies issuing stock for the net assets of Haymaker, accompanied by a recapitalization. The net assets of Haymaker are stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are those of the BioTE Companies.

Following the Closing of the Business Combination, the Company is organized in an
“Up-C”
structure in which the business of the Company is operated by Holdings and its subsidiaries, and Biote’s only material direct asset consists of equity interests in Holdings. The consolidated financial statements of Holdings and its subsidiaries have been determined to be the predecessor for accounting and reporting purposes for the period prior to the Business Combination.

1.	DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
Description of Business
—biote Corp. (inclusive of its consolidated subsidiaries, the “Company” or “Biote”) is a Delaware incorporated company headquartered in Irving, Texas. The Company was founded in 2012 and trains physicians and nurse practitioners in hormone optimization using bio-identical
hormone replacement pellet therapy in men and women experiencing hormonal imbalance.
Basis of Presentation
—The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements include the accounts of Biote and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. The Company recognizes noncontrolling interest related to its less-than-wholly-owned subsidiary as equity in the consolidated financial statements separate from the parent entity’s equity. The net income attributable to noncontrolling interest is included in net income in the consolidated statements of income and comprehensive income.
COVID-19
—As of December 31, 2022 and December 31, 2021, the
COVID-19
pandemic and the related disruptions caused to the global economy did not have a material impact on the Company’s business. However, the duration and intensity of the
COVID-19
pandemic and any resulting disruption to the Company’s operations remains somewhat uncertain, and the Company will continue to assess the impact of the
COVID-19
pandemic on its financial position. Further, global economic conditions have been worsening, with disruptions to, and volatility in, the credit and financial markets in the U.S. and worldwide resulting from the effects of
COVID-19
and otherwise. If these conditions persist and deepen, the Company could experience an inability to access additional capital or its liquidity could otherwise be impacted. If the Company is unable to raise capital when needed or on attractive terms, it would be forced to delay, reduce or eliminate its research and development programs and/or other efforts.
Business Combination
—On May 26, 2022 (the “Closing Date”), BioTE Holdings, LLC (“Holdings,” inclusive of its direct and indirect subsidiaries, the “BioTE Companies,” and as to its members, the “Members”) completed a series of transactions (the “Business Combination”) with Haymaker Acquisition Corp. III (“Haymaker”), Haymaker Sponsor III LLC (the “Sponsor”), BioTE Management, LLC, Dr. Gary S. Donovitz, in his individual capacity, and Teresa S. Weber, in her capacity as the Members’ representative (in such capacity, the “Members’ Representative”) pursuant to the business combination agreement (the “Business Combination Agreement”) dated December 13, 2021 (the “Closing”), which is discussed in more detail in Note 3. As a result of the Business Combination, Haymaker was renamed “biote Corp.”
The Business Combination was accounted for as a common control transaction, in accordance with U.S. GAAP. Under this method of accounting, Haymaker’s acquisition of the BioTE Companies was accounted for at their historical carrying values, and the BioTE Companies were deemed the predecessor entity. This method of accounting is similar to a reverse recapitalization whereby the Business Combination was treated as the equivalent of the BioTE Companies issuing stock for the net assets of Haymaker, accompanied by a recapitalization. The net assets of Haymaker are stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are those of the BioTE Companies.
Following the Closing of the Business Combination, the Company is organized in an
“Up-C”
structure in which the business of the Company is operated by Holdings and its subsidiaries, and Biote’s only material direct asset consists of equity interests in Holdings. The consolidated financial statements of Holdings and its subsidiaries have been determined to be the predecessor for accounting and reporting purposes for the period prior to the Business Combination.